Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,564,502	7,396,584
Ordinary shares, outstanding	7,549,531	7,381,613
Ordinary shares, treasury shares	14,971	14,971